UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8291

                             ISI STRATEGY FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2004 - January 31, 2005

Item 1. Schedule of Investments.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                       JANUARY 31, 2005

                                                                                                                  MARKET
SECURITY                                                                                     SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 66.17%
BASIC MATERIALS - 2.60%
Air Products & Chemicals, Inc.                                                                  250               $ 14,728
Alcoa, Inc.                                                                                     712                 21,011
Allegheny Technologies, Inc.                                                                    548                 13,152
Archer-Daniels-Midland Co.                                                                    6,000                145,200
Bowater, Inc.                                                                                   100                  3,800
Buckeye Technologies, Inc. +                                                                  3,400                 43,724
Caraustar Industries, Inc. +                                                                  2,400                 32,400
Crown Holdings, Inc. +                                                                        4,600                 62,054
Dow Chemical Co.                                                                                592                 29,422
Du Pont (E .I.) de Nemours & Co.                                                              1,412                 67,155
FMC Corp. +                                                                                   2,100                 99,099
Glatfelter                                                                                    4,580                 62,196
Hercules, Inc. +                                                                             10,807                156,810
Massey Energy Co.                                                                             4,900                185,857
Monsanto Co.                                                                                    282                 15,265
Neenah Paper, Inc.                                                                               15                    478
Nucor Corp.                                                                                     200                 11,232
OM Group, Inc. +                                                                              3,000                 97,260
Owens-Illinois, Inc. +                                                                          100                  2,272
PPG Industries, Inc.                                                                            200                 13,756
Praxair, Inc.                                                                                   300                 12,945
Quanex Corp.                                                                                    450                 23,724
Rohm & Haas Co.                                                                                 273                 12,078
RPM International, Inc.                                                                       9,400                165,722
Smurfit-Stone Container Corp. +                                                               1,900                 28,576
Sonoco Products Co.                                                                             270                  7,009
Temple-Inland, Inc.                                                                             100                  6,360
Weyerhaeuser Co.                                                                                350                 21,840
Worthington Industries, Inc.                                                                  1,000                 20,480
                                                                                                    -----------------------

                                                                                                                 1,375,605
                                                                                                    -----------------------

BIOTECHNOLOGY - 0.91%
American Pharmaceutical Partners, Inc. +                                                      4,700                232,650
Caremark Rx, Inc. +                                                                           6,431                251,452
                                                                                                    -----------------------

                                                                                                                   484,102
                                                                                                    -----------------------

BUSINESS SERVICES - 2.70%
Alderwoods Group, Inc. +                                                                      4,004                 48,188
Allied Waste Industries, Inc. +                                                               5,600                 46,536
CCC Information Services Group +                                                                548                 12,708
Cendant Corp.                                                                                 5,190                122,225
Computer Sciences Corp. +                                                                     5,000                257,600
First Data Corp.                                                                              5,000                203,700
IMS Health, Inc.                                                                              5,000                116,900
Interpublic Group of Cos., Inc. +                                                             6,900                 90,045
Landauer, Inc.                                                                                  700                 32,718
Regis Corp.                                                                                   4,211                168,019
Rent-A-Center, Inc. +                                                                         6,000                146,940
ServiceMaster Co.                                                                             1,100                 14,179
United Rentals, Inc. +                                                                        3,623                 61,627
VCA Antech, Inc. +                                                                            5,400                100,170
Weight Watchers International, Inc. +                                                           160                  7,498
                                                                                                    -----------------------

                                                                                                                 1,429,053
                                                                                                    -----------------------

CAPITAL GOODS - 3.43%
AGCO Corp. +                                                                                  3,100                 63,643
American Standard Cos., Inc. +                                                                  900                 36,036
Boeing Co.                                                                                      730                 36,938
Caterpillar, Inc.                                                                               510                 45,441
Clarcor, Inc.                                                                                   100                  5,447
Cree, Inc. +                                                                                  5,000                120,150
DDi Corp. +                                                                                   7,500                 18,075
Deere & Co.                                                                                     200                 13,886
Emerson Electric Co.                                                                            460                 30,930
General Electric Co.                                                                          9,414                340,128
Harsco Corp.                                                                                     97                  5,295
Illinois Tool Works, Inc.                                                                       690                 60,016
Johnson Controls, Inc.                                                                        1,220                 72,175
Kennametal, Inc.                                                                              1,600                 78,304
Manitowoc Co.                                                                                 5,000                182,000
Orbital Sciences Corp. +                                                                      2,000                 20,320
Pitney Bowes, Inc.                                                                              429                 19,193
Rayovac Corp. +                                                                               4,900                184,093
Raytheon Co.                                                                                    200                  7,480
Sanmina-SCI Corp. +                                                                           8,900                 55,002
Solectron Corp. +                                                                             4,100                 20,377
Teleflex, Inc.                                                                                  100                  5,075
Terex Corp. +                                                                                 2,700                116,235
Textron, Inc.                                                                                   200                 14,396
United Stationers, Inc. +                                                                       600                 26,046
URS Corp. +                                                                                   1,430                 40,340
York International Corp.                                                                      5,500                199,760
                                                                                                    -----------------------

                                                                                                                 1,816,781
                                                                                                    -----------------------

CONSUMER CYCLICALS - 3.12%
Black & Decker Corp.                                                                            100                  8,240
Brunswick Corp.                                                                                 271                 12,499
Centex Corp.                                                                                    400                 24,524
D.R. Horton, Inc.                                                                             5,000                198,900
Dura Automotive Systems, Inc. +                                                               2,748                 25,337
Ford Motor Co.                                                                               10,800                142,236
General Motors Corp.                                                                          2,545                 93,681
Genesis Intermedia, Inc. + ^                                                                    600                      -
Genuine Parts Co.                                                                             1,450                 61,379
Harley-Davidson, Inc.                                                                           300                 18,033
Harrah's Entertainment, Inc.                                                                    200                 12,648
KB Home                                                                                         200                 21,730
Knight-Ridder, Inc.                                                                             169                 11,004
La Quinta Corp. +                                                                               100                    869
Lear Corp.                                                                                      300                 16,200
Lee Enterprises, Inc.                                                                           100                  4,455
Lennar Corp. - Class A                                                                          400                 22,588
Marriott International, Inc. - Class A                                                          300                 18,954
Masco Corp.                                                                                     210                  7,728
McGraw-Hill Cos., Inc.                                                                          300                 27,150
Meredith Corp.                                                                                  100                  4,803
Mohawk Industries, Inc. +                                                                       150                 13,277
New York Times Co. - Class A                                                                  5,000                194,400
Scholastic Corp. +                                                                              600                 20,550
Scripps (E.W.) Co. - Class A                                                                    600                 27,816
V.F. Corp.                                                                                    5,200                276,380
Washington Post Co. - Class B                                                                    36                 32,922
Whirlpool Corp.                                                                               5,200                354,952
                                                                                                    -----------------------

                                                                                                                 1,653,255
                                                                                                    -----------------------

CONSUMER STAPLES - 7.50%
Altria Group, Inc.                                                                            2,171                138,575
AmerisourceBergen Corp.                                                                       5,000                291,400
Anheuser-Busch Cos., Inc.                                                                     3,202                157,474
Aramark Corp. - Class B                                                                       5,637                146,506
Brinker International, Inc. +                                                                 5,000                188,050
Bunge Ltd.                                                                                    4,276                241,765
Cablevision Systems Corp. +                                                                   3,325                 91,072
Cardinal Health, Inc.                                                                         9,215                518,989
Clear Channel Communications, Inc.                                                               85                  2,757
Clorox Co.                                                                                      268                 15,925
Coca-Cola Co.                                                                                 5,612                232,842
Colgate Palmolive Co.                                                                           820                 43,083
ConAgra Foods, Inc.                                                                             469                 13,836
Dean Foods Co. +                                                                              5,000                176,150
Eastman Kodak Co.                                                                             5,570                184,311
Entercom Communications Corp. +                                                                 260                  8,151
Fortune Brands, Inc.                                                                             38                  3,191
Kimberly-Clark Corp.                                                                            514                 33,672
Liberty Media Corp. - Class A +                                                               7,580                 79,135
Liberty Media International, Inc. +                                                             379                 17,161
McDonald's Corp.                                                                              5,000                161,950
McKesson Corp.                                                                                4,700                162,103
PepsiCo, Inc.                                                                                 2,711                145,581
Procter & Gamble Co.                                                                          7,644                406,890
Regal Entertainment Group - Class A                                                           5,000                 99,500
Sara Lee Corp.                                                                                  300                  7,044
Sirius Satellite Radio, Inc. +                                                                8,200                 54,284
SUPERVALU, Inc.                                                                               5,000                158,050
Time Warner, Inc. +                                                                           4,250                 76,500
Univision Communications, Inc. - Class A +                                                    1,402                 38,289
Viacom, Inc. - Class B                                                                        1,866                 69,676
Yum! Brands, Inc.                                                                               180                  8,343
                                                                                                    -----------------------

                                                                                                                 3,972,255
                                                                                                    -----------------------

ENERGY - 5.35%
ChevronTexaco Corp.                                                                          10,628                578,163
ConocoPhillips                                                                                4,325                401,317
Devon Energy Corp.                                                                            4,624                188,058
Exxon Mobil Corp.                                                                            14,763                761,771
Input/Output, Inc. +                                                                            110                    693
Lone Star Technologies +                                                                      4,900                199,871
Marathon Oil Corp.                                                                            4,500                174,285
Sunoco, Inc.                                                                                  1,513                132,372
Valero Energy Corp.                                                                           7,425                386,323
Veritas DGC, Inc. +                                                                             300                  7,497
                                                                                                    -----------------------

                                                                                                                 2,830,350
                                                                                                    -----------------------

FINANCE - 14.20%
Affiliated Managers Group +                                                                     600                 38,046
Alliance Capital Management Holding LP                                                          100                  4,499
AMBAC Financial Group, Inc.                                                                     250                 19,220
American Equity Investment Life Holding Co.                                                   2,261                 23,763
American Express Co.                                                                          1,825                 97,364
American Home Mortgage Investment Corp.                                                       5,000                167,150
American International Group, Inc.                                                           10,000                662,900
AmeriCredit Corp. +                                                                           5,000                122,750
Anworth Mortgage Asset Corp.                                                                 17,000                169,320
Arthur J. Gallagher & Co.                                                                     5,000                148,250
Associated Banc Corp.                                                                           181                  5,978
AvalonBay Communities, Inc.                                                                     100                  6,692
Bank of America Corp.                                                                         3,984                184,738
Bank of New York Co., Inc.                                                                      670                 19,906
BB&T Corp.                                                                                    1,391                 54,903
Bear Stearns Cos., Inc.                                                                         220                 22,233
Boston Properties, Inc.                                                                       5,100                294,678
Capital One Financial Corp.                                                                     150                 11,742
Citigroup, Inc.                                                                               7,702                377,783
City National Corp.                                                                             100                  6,979
Colonial BancGroup, Inc.                                                                      5,000                100,900
Comerica, Inc.                                                                                  250                 14,465
Commerce Bancorp, Inc.                                                                          870                 50,060
Commerce Bancshares, Inc.                                                                       138                  6,634
Compass Bancshares, Inc.                                                                      5,000                234,150
Doral Financial Corp.                                                                         6,000                259,500
Equity Office Properties Trust                                                                  344                  9,625
Equity Residential                                                                              200                  6,308
Fannie Mae                                                                                      652                 42,106
Fidelity National Financial, Inc.                                                               520                 22,786
First Horizon National Corp.                                                                    100                  4,257
Franklin Resources, Inc.                                                                        300                 20,358
Genworth Financial, Inc.                                                                      5,000                132,650
Golden West Financial Corp.                                                                     600                 38,772
Goldman Sachs Group, Inc.                                                                     5,000                539,250
Health Care Property Investors, Inc.                                                            200                  5,192
Host Marriott Corp.                                                                           5,200                 83,200
IMPAC Mortgage Holdings, Inc.                                                                 5,100                116,484
Irwin Financial Corp.                                                                         5,000                122,450
iStar Financial, Inc.                                                                           100                  4,185
J.P. Morgan Chase & Co.                                                                       2,580                 96,311
Jefferson-Pilot Corp.                                                                           225                 11,228
Kimco Realty Corp.                                                                            3,450                182,781
Legg Mason, Inc.                                                                                300                 23,169
Lehman Brothers Holdings, Inc.                                                                5,400                492,426
Liberty Property Trust                                                                          100                  3,905
Lincoln National Corp.                                                                          100                  4,614
M & T Bank Corp.                                                                                512                 52,408
MBIA, Inc.                                                                                      150                  8,961
MBNA, Inc.                                                                                    1,475                 39,206
Mellon Financial Corp.                                                                          210                  6,164
Mercantile Bankshares Corp.                                                                     100                  5,063
Mercury General Corp.                                                                           100                  5,690
Merrill Lynch & Co., Inc.                                                                     6,120                367,628
Moody's Corp.                                                                                 3,907                327,328
Morgan Stanley                                                                                2,481                138,837
North Fork Bancorp., Inc.                                                                       579                 16,617
Northern Trust Corp.                                                                            300                 13,092
Old Republic International Corp.                                                                150                  3,480
PNC Financial Services Group, Inc.                                                              460                 24,780
ProLogis                                                                                      5,000                190,700
Public Storage, Inc.                                                                            186                  9,767
Radian Group, Inc.                                                                              200                  9,588
Regions Financial Corp.                                                                         546                 17,472
SEI Investments Co.                                                                           1,000                 37,360
Simon Property Group, Inc.                                                                      100                  5,930
SLM Corp.                                                                                     1,250                 62,738
South Financial Group, Inc.                                                                   5,000                152,700
St. Paul Travelers Cos., Inc.                                                                   100                  3,754
State Street Corp.                                                                              300                 13,443
Stewart Information Services Corp.                                                            2,014                 81,184
Student Loan Corp.                                                                              810                146,335
SunTrust Banks, Inc.                                                                            602                 43,356
T. Rowe Price Group, Inc.                                                                       100                  5,985
TCF Financial Corp.                                                                             200                  5,622
Torchmark Corp.                                                                                 200                 10,920
UCBH Holdings, Inc.                                                                           5,000                220,350
UnionBanCal Corp.                                                                               200                 12,316
UnumProvident Corp.                                                                           1,438                 24,690
US Bancorp                                                                                    2,473                 74,314
Valley National Bancorp                                                                         455                 11,739
Wachovia Corp.                                                                                1,867                102,405
Washington Mutual, Inc.                                                                       1,084                 43,739
Westamerica Bancorp.                                                                            100                  5,192
Wilmington Trust Corp.                                                                          200                  6,954
WSFS Financial Corp.                                                                          2,350                134,350
Zions Bancorp.                                                                                  100                  6,782
                                                                                                    -----------------------

                                                                                                                 7,515,599
                                                                                                    -----------------------

HEALTH CARE - 7.17%
Abbott Laboratories                                                                           4,335                195,162
Aetna, Inc.                                                                                   3,000                381,150
Allergan, Inc.                                                                                  210                 15,950
Alpharma, Inc. - Class A                                                                      5,000                 75,250
Bausch & Lomb, Inc.                                                                             100                  7,289
Baxter International, Inc.                                                                      500                 16,880
Beckman Coulter, Inc.                                                                           100                  6,700
Becton Dickinson & Co.                                                                          200                 11,330
Beverly Enterprises, Inc. +                                                                   4,000                 48,920
Biomet, Inc.                                                                                    275                 11,682
Bristol-Myers Squibb Co.                                                                      3,805                 89,189
C.R. Bard, Inc.                                                                                 420                 28,476
Cigna Corp.                                                                                   5,100                409,275
Curative Health Services, Inc. +                                                              6,512                 31,909
Dentsply International, Inc.                                                                    150                  8,410
Edwards Lifesciences Corp. +                                                                    380                 15,466
Eli Lilly & Co.                                                                               2,396                129,959
Guidant Corp.                                                                                 1,155                 83,726
HCA, Inc.                                                                                     2,560                113,971
Health Net, Inc. +                                                                            1,820                 52,944
Henry Schein, Inc. +                                                                            150                 10,209
Hospira, Inc. +                                                                                 933                 26,954
Humana, Inc. +                                                                                1,800                 61,686
Johnson & Johnson                                                                             6,006                388,588
Manor Care, Inc.                                                                                460                 15,893
Medtronic, Inc.                                                                               2,670                140,148
Merck & Co., Inc.                                                                            13,143                368,661
Mylan Laboratories, Inc.                                                                        262                  4,357
PacifiCare Health Systems, Inc. +                                                             5,000                307,650
Par Pharmaceutical Cos., Inc. +                                                                 700                 26,530
Pfizer, Inc.                                                                                 13,363                322,850
Renal Care Group, Inc. +                                                                        150                  5,724
Stryker Corp.                                                                                   600                 29,484
UnitedHealth Group, Inc.                                                                      2,349                208,826
Watson Pharmaceuticals, Inc. +                                                                  100                  2,983
Wyeth                                                                                         3,630                143,857
                                                                                                    -----------------------

                                                                                                                 3,798,038
                                                                                                    -----------------------

INFORMATION SERVICES - 2.39%
Alltel Corp.                                                                                  5,377                295,950
AT&T Corp.                                                                                    1,715                 32,911
BellSouth Corp.                                                                               5,680                149,043
Citizens Communications Co.                                                                   6,207                 83,732
Nextel Communications, Inc. - Class A +                                                         430                 12,337
Nextel Partners, Inc. - Class A +                                                             5,200                103,428
SBC Communications, Inc.                                                                      4,900                116,424
Sprint Corp.                                                                                 11,000                262,130
Verizon Communications, Inc.                                                                  5,888                209,554
                                                                                                    -----------------------

                                                                                                                 1,265,509
                                                                                                    -----------------------

INTERNET - 2.89%
Amazon.Com, Inc. +                                                                              756                 32,674
Ameritrade Holding Corp. +                                                                    4,200                 54,306
Cisco Systems, Inc. +                                                                        19,057                343,788
E*Trade Financial Corp. +                                                                     9,200                126,500
eBay, Inc. +                                                                                  5,920                482,480
Intuit, Inc. +                                                                                1,817                 70,863
Juniper Networks, Inc. +                                                                      4,700                118,111
Netbank, Inc.                                                                                 1,059                 10,113
VeriSign, Inc. +                                                                              1,400                 36,176
Yahoo!, Inc. +                                                                                7,236                254,780
                                                                                                    -----------------------

                                                                                                                 1,529,791
                                                                                                    -----------------------

RETAIL - 2.94%
Autonation, Inc. +                                                                              234                  4,455
Bed Bath & Beyond, Inc. +                                                                       200                  8,058
Best Buy Co., Inc.                                                                              304                 16,352
Costco Wholesale Corp.                                                                          660                 31,198
CVS Corp.                                                                                       272                 12,607
Gap, Inc.                                                                                     1,912                 42,083
Home Depot, Inc.                                                                              1,520                 62,715
Kmart Holding Corp. +                                                                         5,000                470,900
Kroger Co. +                                                                                  4,810                 82,251
Lowe's Cos., Inc.                                                                             1,134                 64,627
May Department Stores Co.                                                                       255                  8,645
Office Depot, Inc. +                                                                            100                  1,729
RadioShack Corp.                                                                                300                  9,936
Saks, Inc.                                                                                      380                  5,407
Target Corp.                                                                                  1,198                 60,823
Urban Outfitters, Inc. +                                                                      5,000                210,350
Walgreen Co.                                                                                  1,525                 64,980
Wal-Mart Stores, Inc.                                                                         7,566                396,458
                                                                                                    -----------------------

                                                                                                                 1,553,574
                                                                                                    -----------------------

TECHNOLOGY - 5.94%
Agilent Technologies, Inc. +                                                                  5,105                112,872
Analog Devices, Inc.                                                                          5,200                186,628
Apple Computer, Inc. +                                                                        5,000                384,500
Applied Materials, Inc. +                                                                     3,630                 57,717
Autodesk, Inc.                                                                               10,000                293,700
Dell, Inc. +                                                                                  4,691                195,896
Harris Corp.                                                                                  5,000                323,850
IBM                                                                                           3,422                319,683
Integrated Circuit Systems, Inc. +                                                              210                  3,990
Intel Corp.                                                                                  10,874                244,121
KLA-Tencor Corp. +                                                                              200                  9,250
Linear Technology Corp.                                                                       1,361                 51,364
Maxtor Corp. +                                                                                2,700                 12,771
Microsoft Corp.                                                                              16,046                421,689
Oracle Corp. +                                                                                5,181                 71,342
Photronics, Inc. +                                                                              100                  1,500
Qualcomm, Inc.                                                                                4,688                174,581
Texas Instruments, Inc.                                                                       5,615                130,324
Veritas Software Corp. +                                                                      3,559                 91,537
Xerox Corp. +                                                                                 1,745                 27,711
Xilinx, Inc.                                                                                  1,000                 29,190
                                                                                                    -----------------------

                                                                                                                 3,144,216
                                                                                                    -----------------------

TRANSPORTATION - 3.25%
CNF, Inc.                                                                                     5,000                234,550
CSX Corp.                                                                                     5,000                199,850
ExpressJet Holdings, Inc. - Class A +                                                         1,500                 16,545
FedEx Corp.                                                                                   5,100                487,815
Ryder Systems, Inc.                                                                           1,900                 86,545
Union Pacific Corp.                                                                           5,000                298,000
United Parcel Service, Inc. - Class B                                                         5,300                395,804
                                                                                                    -----------------------

                                                                                                                 1,719,109
                                                                                                    -----------------------

UTILITIES - 1.78%
American Electric Power Co., Inc.                                                             3,550                125,138
NiSource, Inc.                                                                                  804                 18,412
PPL Corp.                                                                                        93                  5,022
TXU Corp.                                                                                    10,487                725,700
Xcel Energy, Inc.                                                                             3,800                 69,122
                                                                                                    -----------------------

                                                                                                                   943,394
                                                                                                    -----------------------
TOTAL COMMON STOCK
         (COST $30,256,068)                                                                                     35,030,631
                                                                                                    -----------------------

RIGHTS - 0.00%
Seagate ^ + (Cost $0)                                                                           300                      -
                                                                                                    -----------------------

WARRANTS - 0.00%
MasoTech  ^ +                                                                                   200                      -
Tokheim Corp. +                                                                                 500                      1
                                                                                                    -----------------------

TOTAL WARRANTS
                                                                                                    -----------------------
         (COST $8,109)                                                                                                   1
                                                                                                    -----------------------

                                                                   INTEREST  MATURITY       PAR                   MARKET
                                                                     RATE      DATE        VALUE                   VALUE
---------------------------------------------------------------------------------------------------------------------------

US TREASURY SECURITIES - 30.69%
US Treasury Bond                                                     9.250%   2/15/16   $ 1,000,000              1,438,906
US Treasury Bond                                                     8.750%   5/15/17     1,500,000              2,124,141
US Treasury Note                                                     1.250%   5/31/05     2,750,000              2,738,828
US Treasury Note                                                     2.750%   6/30/06     2,500,000              2,487,500
US Treasury Note                                                     5.500%   5/15/09       250,000                269,062
US Treasury Note                                                     4.250%   8/15/13     1,000,000              1,012,813
US Treasury Note                                                     4.750%   5/15/14     3,000,000              3,144,844
US Treasury Note                                                     4.250%   8/15/14     3,000,000              3,028,594
                                                                                                    -----------------------
           TOTAL US TREASURY SECURITIES
                  (COST $15,741,913)                                                                            16,244,688
                                                                                                    -----------------------

REPURCHASE AGREEMENT - 2.47%
           JPMORGAN CHASE BANK, N.A.
                         Dated 1/31/05, 1.900%, principal and interest in the amount of $1,307,069 due 2/01/05, collaterized by US Treasury Note, par value of $1,265,000,
                         4.750%, due 5/15/14 with a value of $1,337,970                                          1,307,000
                                                                                                    -----------------------

           TOTAL REPURCHASE AGREEMENT
                  (COST $1,307,000)                                                                              1,307,000
                                                                                                    -----------------------

TOTAL INVESTMENTS IN SECURITIES - 99.33%
                  (COST $47,313,090)*                                                                           52,582,320
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.67%                                                                      354,635
                                                                                                    -----------------------
NET ASSETS - 100.00%                                                                                          $ 52,936,955
                                                                                                    =======================


---------------------------------------------------------------------------------------------------------------------------

+ Non-income producing security.
^ Security fair valued in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
  (depreciation) consists of:
            Gross Unrealized Appreciation                                   $6,497,315
            Gross Unrealized Depreciation                                   (1,228,085)
                                                                            ----------
            Net Unrealized Appreciation (Depreciation)                      $5,269,230
                                                                            ==========

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ISI STRATEGY FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    March 30, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    March 30, 2005
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Chief Financial Officer

Date:    March 31, 2005
         __________________________